First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 95.9%
62,733	Bank of America Corp.	$1,901,437
52,748	CIT Group, Inc.	1,893,653
68,739	Citigroup, Inc.	4,238,447
115,905	Citizens Financial Group, Inc.	4,144,763
35,905	Comerica, Inc.	2,005,653
57,390	Commerce Bancshares, Inc.	3,770,523
177,222	East West Bancorp, Inc.	8,986,928
69,714	Fifth Third Bancorp	1,922,015
144,563	First Horizon Corp.	1,844,624
58,436	First Republic Bank	8,586,001
313,366	Huntington Bancshares, Inc.	3,957,813
114,265	KeyCorp	1,875,089
15,164	M&T Bank Corp.	1,930,377
75,948	PacWest Bancorp	1,929,079
142,464	People’s United Financial, Inc.	1,842,060
54,834	PNC Financial Services Group (The), Inc.	8,170,266
28,115	Prosperity Bancshares, Inc.	1,950,056
247,902	Regions Financial Corp.	3,996,180
15,746	Signature Bank	2,130,276
21,953	SVB Financial Group (a)	8,514,032
119,908	Synovus Financial Corp.	3,881,422
52,575	TCF Financial Corp.	1,946,326
38,055	Truist Financial Corp.	1,823,976
40,884	US Bancorp	1,904,786
64,591	Wells Fargo & Co.	1,949,356
147,668	Western Alliance Bancorp	8,852,697
98,095	Zions Bancorp N.A.	4,261,247
		100,209,082
	Thrifts & Mortgage Finance – 3.9%
390,656	New York Community Bancorp, Inc.	4,121,421
	Total Investments – 99.8%	104,330,503
	(Cost $96,061,065) (b)
	Net Other Assets and Liabilities – 0.2%	190,645
	Net Assets – 100.0%	$104,521,148

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,190,946 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,921,508. The net unrealized appreciation was $8,269,438.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 104,330,503	$ 104,330,503	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 15.0%
99	Boston Beer (The) Co., Inc., Class A (a)	$98,435
381	Brown-Forman Corp., Class B	30,263
596	Coca-Cola (The) Co.	32,685
149	Constellation Brands, Inc., Class A	32,638
2,005	Molson Coors Beverage Co., Class B	90,606
363	Monster Beverage Corp. (a)	33,570
213	PepsiCo, Inc.	31,588
		349,785
	Chemicals – 4.0%
2,407	Corteva, Inc.	93,199
	Food & Staples Retailing – 1.4%
977	US Foods Holding Corp. (a)	32,544
	Food Products – 70.6%
3,706	Archer-Daniels-Midland Co.	186,819
220	Beyond Meat, Inc. (a)	27,500
522	Bunge Ltd.	34,233
1,844	Campbell Soup Co.	89,157
2,523	Conagra Brands, Inc.	91,484
3,821	Darling Ingredients, Inc. (a)	220,395
3,033	General Mills, Inc.	178,340
208	Hershey (The) Co.	31,685
1,955	Hormel Foods Corp.	91,123
1,195	Ingredion, Inc.	94,011
1,574	JM Smucker (The) Co.	181,954
1,443	Kellogg Co.	89,798
933	Kraft Heinz (The) Co.	32,338
425	Lamb Weston Holdings, Inc.	33,465
164	McCormick & Co., Inc.	15,678
1,605	Mondelez International, Inc., Class A	93,844
325	Post Holdings, Inc. (a)	32,828
225	Sanderson Farms, Inc.	29,745
1,415	Tyson Foods, Inc., Class A	91,183
		1,645,580
	Personal Products – 8.9%
642	Herbalife Nutrition Ltd. (a)	30,848
904	Medifast, Inc.	177,491
		208,339
	Total Investments – 99.9%	2,329,447
	(Cost $2,053,386) (b)
	Net Other Assets and Liabilities – 0.1%	3,314
	Net Assets – 100.0%	$2,332,761

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $308,560 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,499. The net unrealized appreciation was $276,061.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,329,447	$ 2,329,447	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Energy Equipment & Services – 3.8%
4,155	Baker Hughes Co.	$86,632
4,689	Halliburton Co.	88,622
5,474	Helmerich & Payne, Inc.	126,778
6,345	National Oilwell Varco, Inc. (a)	87,117
18,046	Patterson-UTI Energy, Inc.	94,922
3,741	Schlumberger Ltd.	81,666
42,045	Transocean Ltd. (a) (b)	97,124
		662,861
	Oil, Gas & Consumable Fuels – 96.1%
100,232	Antero Midstream Corp.	772,789
6,034	Apache Corp.	85,622
77,119	Cabot Oil & Gas Corp.	1,255,497
8,179	Callon Petroleum Co. (a)	107,636
23,834	Cheniere Energy, Inc. (a)	1,430,755
7,749	Chevron Corp.	654,403
2,164	Cimarex Energy Co.	81,172
71,792	CNX Resources Corp. (a)	775,354
1,353	Concho Resources, Inc.	78,947
17,077	ConocoPhillips	682,909
5,853	Delek US Holdings, Inc.	94,058
5,560	Devon Energy Corp.	87,904
1,946	Diamondback Energy, Inc.	94,186
14,411	EOG Resources, Inc.	718,677
90,801	EQT Corp.	1,154,081
82,789	Equitrans Midstream Corp.	665,623
33,661	Exxon Mobil Corp.	1,387,506
5,337	Hess Corp.	281,740
3,325	HollyFrontier Corp.	85,951
46,979	Kinder Morgan, Inc.	642,203
44,195	Kosmos Energy Ltd.	103,858
50,628	Marathon Oil Corp.	337,689
2,000	Marathon Petroleum Corp.	82,720
7,640	Matador Resources, Co. (a)	92,138
7,732	Murphy Oil Corp.	93,557
4,935	Occidental Petroleum Corp.	85,425
2,169	ONEOK, Inc.	83,246
6,208	Parsley Energy, Inc., Class A	88,154
10,714	PBF Energy, Inc., Class A	76,069
18,056	PDC Energy, Inc. (a)	370,690
6,640	Phillips 66	464,402
6,717	Pioneer Natural Resources Co.	764,999
185,085	Range Resources Corp. (a)	1,240,069
18,388	SM Energy Co.	112,535
161,971	Southwestern Energy Co. (a)	482,674
3,310	Targa Resources Corp.	87,318
6,886	Valero Energy Corp.	389,541
32,201	Williams (The) Cos., Inc.	645,630
		16,737,727
	Total Common Stocks	17,400,588
	(Cost $16,323,455)
Shares	Description	Value
MONEY MARKET FUNDS – 0.2%
40,149	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	$40,149
	(Cost $40,149)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.3%
$40,919	JPMorgan Chase & Co., 0.01% (c), dated 12/31/20, due 1/4/21, with a maturity value of $40,919. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $42,031 (d)	40,919
	(Cost $40,919)
	Total Investments – 100.4%	17,481,656
	(Cost $16,404,523) (e)
	Net Other Assets and Liabilities – (0.4)%	(72,809)
	Net Assets – 100.0%	$17,408,847

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $74,906 and the total value of the collateral held by the Fund is $81,068.
(c)	Rate shown reflects yield as of December 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,822,248 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $745,115. The net unrealized appreciation was $1,077,133.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,400,588	$ 17,400,588	$ —	$ —
Money Market Funds	40,149	40,149	—	—
Repurchase Agreements	40,919	—	40,919	—
Total Investments	$ 17,481,656	$ 17,440,737	$ 40,919	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Biotechnology – 23.0%
17,173	AbbVie, Inc.	$1,840,087
21,014	Alkermes PLC (a)	419,229
39,231	Amicus Therapeutics, Inc. (a)	905,844
3,550	Blueprint Medicines Corp. (a)	398,132
13,549	Esperion Therapeutics, Inc. (a)	352,274
35,828	Flexion Therapeutics, Inc. (a)	413,455
56,664	Ironwood Pharmaceuticals, Inc. (a)	645,403
3,286	Madrigal Pharmaceuticals, Inc. (a)	365,305
		5,339,729
	Health Care Equipment & Supplies – 3.9%
8,298	Abbott Laboratories	908,548
	Health Care Providers & Services – 3.8%
16,450	Cardinal Health, Inc.	881,062
	Pharmaceuticals – 69.1%
28,782	Bristol-Myers Squibb Co.	1,785,347
9,340	Catalent, Inc. (a)	972,014
12,544	Elanco Animal Health, Inc. (a)	384,724
6,165	Eli Lilly & Co.	1,040,899
75,535	Endo International PLC (a)	542,341
12,750	Horizon Therapeutics PLC (a)	932,662
6,382	Jazz Pharmaceuticals PLC (a)	1,053,349
12,413	Johnson & Johnson	1,953,558
22,341	Merck & Co., Inc.	1,827,494
6,333	Pacira BioSciences, Inc. (a)	378,967
18,623	Perrigo Co. PLC	832,821
46,880	Pfizer, Inc.	1,725,653
25,246	Prestige Consumer Healthcare, Inc. (a)	880,328
18,015	Supernus Pharmaceuticals, Inc. (a)	453,257
5,599	Zoetis, Inc.	926,635
17,906	Zogenix, Inc. (a)	357,941
		16,047,990
	Total Investments – 99.8%	23,177,329
	(Cost $20,911,472) (b)
	Net Other Assets and Liabilities – 0.2%	41,868
	Net Assets – 100.0%	$23,219,197

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,679,259 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $413,402. The net unrealized appreciation was $2,265,857.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,177,329	$ 23,177,329	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Commercial Services & Supplies – 1.6%
874	Copart, Inc. (a)	$111,217
	Diversified Consumer Services – 2.3%
457	Grand Canyon Education, Inc. (a)	42,551
5,583	H&R Block, Inc.	88,546
362	Terminix Global Holdings, Inc. (a)	18,466
602	WW International, Inc. (a)	14,689
		164,252
	Food & Staples Retailing – 19.0%
691	Costco Wholesale Corp.	260,355
16,407	Kroger (The) Co.	521,086
1,345	Rite Aid Corp. (a)	21,291
249	Sysco Corp.	18,491
467	Walgreens Boots Alliance, Inc.	18,624
3,517	Walmart, Inc.	506,976
		1,346,823
	Health Care Providers & Services – 11.0%
2,626	AmerisourceBergen Corp.	256,718
3,994	CVS Health Corp.	272,790
1,433	McKesson Corp.	249,227
		778,735
	Internet & Direct Marketing Retail – 20.4%
85	Amazon.com, Inc. (a)	276,839
3,490	Chewy, Inc., Class A (a)	313,716
10,737	eBay, Inc.	539,534
1,685	Etsy, Inc. (a)	299,779
252	GrubHub, Inc. (a)	18,716
		1,448,584
	Multiline Retail – 17.2%
2,217	Dollar General Corp.	466,235
1,595	Dollar Tree, Inc. (a)	172,324
551	Kohl’s Corp.	22,420
1,739	Macy’s, Inc.	19,564
685	Nordstrom, Inc.	21,379
202	Ollie’s Bargain Outlet Holdings, Inc. (a)	16,518
2,818	Target Corp.	497,461
		1,215,901
	Road & Rail – 0.6%
465	Lyft, Inc., Class A (a)	22,845
358	Uber Technologies, Inc. (a)	18,258
		41,103
Shares	Description	Value

	Specialty Retail – 27.8%
120	Advance Auto Parts, Inc.	$18,901
987	American Eagle Outfitters, Inc.	19,809
160	AutoZone, Inc. (a)	189,670
847	Bed Bath & Beyond, Inc.	15,043
2,259	Best Buy Co., Inc.	225,426
81	Burlington Stores, Inc. (a)	21,186
190	CarMax, Inc. (a)	17,947
885	Carvana Co. (a)	211,993
413	Children’s Place (The), Inc. (a)	20,691
4,630	Dick’s Sporting Goods, Inc.	260,252
114	Five Below, Inc. (a)	19,948
1,434	Foot Locker, Inc.	57,991
847	Gap (The), Inc.	17,101
322	Home Depot (The), Inc.	85,530
458	L Brands, Inc.	17,033
565	Lowe’s Cos., Inc.	90,688
182	O’Reilly Automotive, Inc. (a)	82,368
597	RH (a)	267,169
165	Ross Stores, Inc.	20,264
280	TJX (The) Cos., Inc.	19,121
1,923	Tractor Supply Co.	270,335
64	Ulta Beauty, Inc. (a)	18,378
		1,966,844
	Total Investments – 99.9%	7,073,459
	(Cost $6,342,581) (b)
	Net Other Assets and Liabilities – 0.1%	4,508
	Net Assets – 100.0%	$7,077,967

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $762,670 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,792. The net unrealized appreciation was $730,878.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,073,459	$ 7,073,459	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Semiconductors & Semiconductor Equipment – 100.0%
11,847	Advanced Micro Devices, Inc. (a)	$1,086,488
7,893	Analog Devices, Inc.	1,166,033
31,526	Applied Materials, Inc.	2,720,694
6,475	Broadcom, Inc.	2,835,079
13,704	Cirrus Logic, Inc. (a)	1,126,469
7,115	CMC Materials, Inc.	1,076,499
12,144	Cree, Inc. (a)	1,286,050
56,149	Entegris, Inc.	5,395,919
7,076	Inphi, Corp. (a)	1,135,486
22,703	Intel Corp.	1,131,063
10,320	KLA Corp.	2,671,951
5,458	Lam Research Corp.	2,577,650
62,133	Lattice Semiconductor Corp. (a)	2,846,934
112,346	Marvell Technology Group Ltd.	5,340,929
10,873	Microchip Technology, Inc.	1,501,670
40,572	Micron Technology, Inc. (a)	3,050,203
3,431	Monolithic Power Systems, Inc.	1,256,535
2,048	NVIDIA Corp.	1,069,466
38,181	ON Semiconductor Corp. (a)	1,249,664
72,847	Power Integrations, Inc.	5,963,255
16,596	Qorvo, Inc. (a)	2,759,417
17,668	QUALCOMM, Inc.	2,691,543
16,269	Semtech Corp. (a)	1,172,832
9,365	Silicon Laboratories, Inc. (a)	1,192,539
7,776	Skyworks Solutions, Inc.	1,188,795
47,132	Teradyne, Inc.	5,650,655
32,251	Texas Instruments, Inc.	5,293,357
17,865	Xilinx, Inc.	2,532,721
	Total Investments – 100.0%	68,969,896
	(Cost $55,672,862) (b)
	Net Other Assets and Liabilities – 0.0%	25,775
	Net Assets – 100.0%	$68,995,671

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,339,508 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,474. The net unrealized appreciation was $13,297,034.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 68,969,896	$ 68,969,896	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 23.3%
337,286	C.H. Robinson Worldwide, Inc.	$31,661,037
354,647	Expeditors International of Washington, Inc.	33,730,476
221,191	FedEx Corp.	57,425,607
185,272	United Parcel Service, Inc., Class B	31,199,805
297,098	XPO Logistics, Inc. (a)	35,414,082
		189,431,007
	Airlines – 6.1%
136,010	Alaska Air Group, Inc.	7,072,520
490,614	American Airlines Group, Inc.	7,736,983
172,231	Delta Air Lines, Inc.	6,925,408
459,401	JetBlue Airways Corp. (a)	6,679,690
149,596	Southwest Airlines Co.	6,972,670
306,336	Spirit Airlines, Inc. (a)	7,489,915
153,884	United Airlines Holdings, Inc. (a)	6,655,483
		49,532,669
	Auto Components – 17.5%
267,013	Aptiv PLC	34,789,124
815,817	BorgWarner, Inc.	31,523,169
972,223	Gentex Corp.	32,987,526
665,297	Goodyear Tire & Rubber (The) Co.	7,258,390
221,718	Lear Corp.	35,259,814
		141,818,023
	Automobiles – 25.5%
6,981,168	Ford Motor Co.	61,364,467
1,445,916	General Motors Co.	60,207,942
172,062	Harley-Davidson, Inc.	6,314,675
111,680	Tesla, Inc. (a)	78,809,226
		206,696,310
	Distributors – 2.3%
70,474	Genuine Parts Co.	7,077,704
337,725	LKQ Corp. (a)	11,901,429
		18,979,133
	Road & Rail – 25.3%
351,966	CSX Corp.	31,940,914
234,290	JB Hunt Transport Services, Inc.	32,015,728
37,235	Kansas City Southern	7,600,781
1,535,212	Knight-Swift Transportation Holdings, Inc.	64,202,566
29,251	Norfolk Southern Corp.	6,950,330
155,853	Old Dominion Freight Line, Inc.	30,419,389
Shares	Description	Value

	Road & Rail (Continued)
155,303	Union Pacific Corp.	$32,337,191
		205,466,899
	Total Investments – 100.0%	811,924,041
	(Cost $731,831,143) (b)
	Net Other Assets and Liabilities – (0.0)%	(191,009)
	Net Assets – 100.0%	$811,733,032

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $86,070,230 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,977,332. The net unrealized appreciation was $80,092,898.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 811,924,041	$ 811,924,041	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.